International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses:
Interest expense (Debentures)	$ 4,600	$ 4,099	$ 4,264
Income before federal income taxes and equity in undistributed net income of subsidiaries	197,003	206,842	229,938
Income tax expense	63,071	70,116	76,787
Net income	133,932	136,726	153,151
Parent Company
Income:
Dividends from subsidiaries	84,432	51,575	71,389
Interest income on notes receivable	2	7	15
Interest income on other investments	8,958	5,738	6,862
Other	255	3,442	1,923
Total income	93,647	60,762	80,189
Expenses:
Interest expense (Debentures)	4,600	4,099	4,264
Other	3,637	3,037	1,099
Total expenses	8,237	7,136	5,363
Income before federal income taxes and equity in undistributed net income of subsidiaries	85,410	53,626	74,826
Income tax expense	311	386	1,370
Income before equity in undistributed net income of subsidiaries	85,099	53,240	73,456
Equity in undistributed net income of subsidiaries	48,833	83,486	79,695
Net income	$ 133,932	$ 136,726	$ 153,151